AMERICAN INDEPENDENCE FUNDS TRUST

1345 Avenue of the Americas, 2nd Floor

 New York, New York 10105

(212) 488-1331

March 3, 2016	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE
Washington, DC 20549

RE:	The American Independence Funds Trust (the “Registrant” or “Trust”)
Certification pursuant to Rule 497(j)
SEC File Numbers: 811-21757; 333-124214

Mr. Grzeskiewicz:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, the Registrant hereby certifies that the form of Prospectuses and Statements of Additional Information, with respect to the AI Navellier Large Cap Growth Fund, the AI JAForlines Risk-Managed Allocation Fund, the AI Navellier International Fund, the AI Kansas Tax-Exempt Bond Fund, the AI Boyd Watterson Core Plus Fund, the AI U.S. Inflation-Protected Fund, and the AI Dynamic Stock Fund of the Registrant (the “Funds”), that would have been filed under Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent annual amendment to the Funds dated February 29, 2016, and filed electronically as Post-Effective Amendment No. 126 to the Funds’ Registration Statement on Form N-1A (Accession Number 0001324443-16-000242).

Please contact the undersigned at (646) 747-3480 should you have any questions regarding this filing.

Sincerely,

/s/ Susan L. Silva

Susan L. Silva

Treasurer and Secretary, American Independence Funds Trust